Deferred tax (Tables)	12 Months Ended
Jun. 30, 2024
Deferred tax
Schedule of deferred tax

		2024	2023
for the year ended 30 June	Note	Rm	Rm
Reconciliation
Balance at beginning of year		(32 422)	(20 649)
Current year charge		(292)	(7 624)
per the income statement	9	(417)	(7 744)
per the statement of comprehensive income		125	120
Foreign exchange differences recognised in income statement		26	(19)
Translation of foreign operations		700	(4 130)
Balance at end of year		(31 988)	(32 422)

Comprising
Deferred tax assets		(37 193)	(37 716)
Deferred tax liabilities		5 205	5 294
		(31 988)	(32 422)

	2024	2023
for the year ended 30 June	Rm	Rm
Attributable to the following tax jurisdictions
South Africa	(4 193)	(5 054)
United States of America	(25 608)	(27 973)
Germany	964	1 059
Mozambique	(1 567)	(679)
Other	(1 584)	225
	(31 988)	(32 422)
Deferred tax is attributable to temporary differences on the following:
Net deferred tax assets:
Property, plant and equipment	14 768	25 974
Right of use assets	1 677	1 697
Short- and long-term provisions	(4 284)	(4 566)
Calculated tax losses	(39 666)	(50 580)
Financial liabilities	225	(270)
Lease liabilities	(2 922)	(2 729)
Other[1]	(6 991)	(7 242)
	(37 193)	(37 716)
Net deferred tax liabilities:
Property, plant and equipment	6 833	7 471
Right of use assets	490	338
Current assets	138	(604)
Short- and long-term provisions	(1 928)	(1 877)
Calculated tax losses	(4)	(4)
Financial liabilities	106	107
Lease liabilities	(543)	(481)
Other	113	344
	5 205	5 294

1 Other mainly relates to the US interest expense limitation carry forward of R5,0 billion (2023: R5,3 billion).

	2024	2023
for the year ended 30 June	Rm	Rm
Calculated tax losses
(before applying the applicable tax rate)
Available for offset against future taxable income	326 354	256 462
Utilised against the deferred tax balance	(209 025)	(251 397)
Not recognised as a deferred tax asset	117 329	5 065
Calculated tax losses carried forward that have not been recognised:*
Expiry within 1 year	—	207
Expiry thereafter	1 395	1 307
Indefinite life	115 934	3 551
	117 329	5 065
*

2024 relates mainly to the partial reversal of a deferred tax asset previously recognised on tax losses in the US; the deferred tax asset was reversed as it is no longer considered probable that sufficient future taxable income will be available in the foreseeable future to fully recover the deferred tax asset. Refer to note 9.

Schedule of unremitted earnings

	2024	2023
for the year ended 30 June	Rm	Rm
Unremitted earnings at end of year that would be subject to dividend withholding tax	34 256	38 910
Europe	22 766	26 123
Rest of Africa	3 903	4 984
Other	7 587	7 803

Tax effect if remitted	795	1 012
Europe	458	587
Rest of Africa	312	399
Other	25	26

Schedule of dividend withholding tax

	2024	2023
for the year ended 30 June	Rm	Rm
Undistributed earnings at end of year that would be subjected to dividend withholding tax withheld by the company on behalf of Sasol Limited shareholders	84 328	134 442
Maximum withholding tax payable by shareholders if distributed to individuals	16 866	26 889